Material Accounting Policies (Details)	15 Months Ended
Dec. 31, 2025
Material Accounting Policies [Line Items]
Lease term for short-term leases	12 years
Bottom of Range [Member]
Material Accounting Policies [Line Items]
Property and equipment estimated useful lives	2 years
Top of Range [Member]
Material Accounting Policies [Line Items]
Property and equipment estimated useful lives	12 years